UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 20%

December 31, 2006

1.811345.102

AMI-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 20.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	418,867	$ 50,599
Fidelity Consumer Staples Central Fund (b)	331,890	36,143
Fidelity Energy Central Fund (b)	386,514	41,106
Fidelity Financials Central Fund (b)	864,499	99,149
Fidelity Health Care Central Fund (b)	493,995	53,361
Fidelity Industrials Central Fund (b)	429,623	48,848
Fidelity Information Technology Central Fund (b)	551,816	67,890
Fidelity Materials Central Fund (b)	123,890	14,384
Fidelity Telecom Services Central Fund (b)	115,590	14,631
Fidelity Utilities Central Fund (b)	150,196	16,606
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $391,482)		442,717
Fixed-Income Central Funds - 50.4%

Investment Grade Fixed-Income Central Funds - 42.7%
Fidelity Tactical Income Central Fund (b)	9,583,454	943,970
High Yield Fixed-Income Central Funds - 7.7%
Fidelity Floating Rate Central Fund (b)	628,271	63,204
Fidelity High Income Central Fund 1 (b)	1,063,936	106,798
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		170,002
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,101,697)		1,113,972
Money Market Central Funds - 26.3%

Fidelity Cash Central Fund, 5.37% (a)	445,703,689	445,704
Fidelity Money Market Central Fund, 5.4% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $581,254)		581,254
Cash Equivalents - 2.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $64,435)	$ 64,469	64,435
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,138,868)		2,202,378
NET OTHER ASSETS - 0.3%		5,757
NET ASSETS - 100%		$ 2,208,135
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,435,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 61,313
Morgan Stanley & Co., Inc.	3,122
$ 64,435
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,895
Fidelity Consumer Discretionary Central Fund	306
Fidelity Consumer Staples Central Fund	179
Fidelity Energy Central Fund	112
Fidelity Financials Central Fund	501
Fidelity Floating Rate Central Fund	1,189
Fidelity Health Care Central Fund	207
Fidelity High Income Central Fund 1	2,175
Fidelity Industrials Central Fund	223
Fidelity Information Technology Central Fund	72
Fidelity Materials Central Fund	116
Fidelity Money Market Central Fund	1,839
Fidelity Tactical Income Central Fund	12,177
Fidelity Telecom Services Central Fund	74
Fidelity Utilities Central Fund	107
Total	$ 25,172
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ -	$ 50,599	6.2%
Fidelity Consumer Staples Central Fund	34,712	-	-	36,143	6.2%
Fidelity Energy Central Fund	37,554	-	-	41,106	6.2%
Fidelity Financials Central Fund	93,331	-	-	99,149	6.2%
Fidelity Floating Rate Central Fund	63,028	-	-	63,204	3.5%
Fidelity Health Care Central Fund	52,438	-	-	53,361	6.2%
Fidelity High Income Central Fund 1	104,532	-	-	106,798	17.8%
Fidelity Industrials Central Fund	45,811	-	-	48,848	6.2%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 64,215	$ -	$ -	$ 67,890	6.2%
Fidelity Materials Central Fund	12,878	-	-	14,384	6.2%
Fidelity Tactical Income Central Fund	944,066	-	-	943,970	18.4%
Fidelity Telecom Services Central Fund	13,285	-	-	14,631	6.2%
Fidelity Utilities Central Fund	15,266	-	-	16,606	6.2%
Total	$ 1,529,068	$ -	$ -	$ 1,556,689
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,138,868,000. Net unrealized appreciation aggregated $63,510,000, of which $63,514,000 related to appreciated investment securities and $4,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 20%

1.844202.100

AAMI-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 20.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	418,867	$ 50,599
Fidelity Consumer Staples Central Fund (b)	331,890	36,143
Fidelity Energy Central Fund (b)	386,514	41,106
Fidelity Financials Central Fund (b)	864,499	99,149
Fidelity Health Care Central Fund (b)	493,995	53,361
Fidelity Industrials Central Fund (b)	429,623	48,848
Fidelity Information Technology Central Fund (b)	551,816	67,890
Fidelity Materials Central Fund (b)	123,890	14,384
Fidelity Telecom Services Central Fund (b)	115,590	14,631
Fidelity Utilities Central Fund (b)	150,196	16,606
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $391,482)		442,717
Fixed-Income Central Funds - 50.4%

Investment Grade Fixed-Income Central Funds - 42.7%
Fidelity Tactical Income Central Fund (b)	9,583,454	943,970
High Yield Fixed-Income Central Funds - 7.7%
Fidelity Floating Rate Central Fund (b)	628,271	63,204
Fidelity High Income Central Fund 1 (b)	1,063,936	106,798
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		170,002
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,101,697)		1,113,972
Money Market Central Funds - 26.3%

Fidelity Cash Central Fund, 5.37% (a)	445,703,689	445,704
Fidelity Money Market Central Fund, 5.4% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $581,254)		581,254
Cash Equivalents - 2.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $64,435)	$ 64,469	64,435
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,138,868)		2,202,378
NET OTHER ASSETS - 0.3%		5,757
NET ASSETS - 100%		$ 2,208,135
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,435,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 61,313
Morgan Stanley & Co., Inc.	3,122
$ 64,435
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,895
Fidelity Consumer Discretionary Central Fund	306
Fidelity Consumer Staples Central Fund	179
Fidelity Energy Central Fund	112
Fidelity Financials Central Fund	501
Fidelity Floating Rate Central Fund	1,189
Fidelity Health Care Central Fund	207
Fidelity High Income Central Fund 1	2,175
Fidelity Industrials Central Fund	223
Fidelity Information Technology Central Fund	72
Fidelity Materials Central Fund	116
Fidelity Money Market Central Fund	1,839
Fidelity Tactical Income Central Fund	12,177
Fidelity Telecom Services Central Fund	74
Fidelity Utilities Central Fund	107
Total	$ 25,172
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ -	$ 50,599	6.2%
Fidelity Consumer Staples Central Fund	34,712	-	-	36,143	6.2%
Fidelity Energy Central Fund	37,554	-	-	41,106	6.2%
Fidelity Financials Central Fund	93,331	-	-	99,149	6.2%
Fidelity Floating Rate Central Fund	63,028	-	-	63,204	3.5%
Fidelity Health Care Central Fund	52,438	-	-	53,361	6.2%
Fidelity High Income Central Fund 1	104,532	-	-	106,798	17.8%
Fidelity Industrials Central Fund	45,811	-	-	48,848	6.2%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 64,215	$ -	$ -	$ 67,890	6.2%
Fidelity Materials Central Fund	12,878	-	-	14,384	6.2%
Fidelity Tactical Income Central Fund	944,066	-	-	943,970	18.4%
Fidelity Telecom Services Central Fund	13,285	-	-	14,631	6.2%
Fidelity Utilities Central Fund	15,266	-	-	16,606	6.2%
Total	$ 1,529,068	$ -	$ -	$ 1,556,689
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,138,868,000. Net unrealized appreciation aggregated $63,510,000, of which $63,514,000 related to appreciated investment securities and $4,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2006

1.811344.102

AGG-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 65.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (g)	298,155	$ 36,017,149
Fidelity Consumer Staples Central Fund (g)	236,245	25,727,051
Fidelity Energy Central Fund (g)	275,126	29,259,616
Fidelity Financials Central Fund (g)	615,363	70,575,936
Fidelity Health Care Central Fund (g)	351,633	37,983,343
Fidelity Industrials Central Fund (g)	305,812	34,770,834
Fidelity Information Technology Central Fund (g)	392,790	48,324,991
Fidelity Materials Central Fund (g)	88,187	10,238,489
Fidelity Telecom Services Central Fund (g)	82,278	10,414,748
Fidelity Utilities Central Fund (g)	106,911	11,820,119
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $282,959,581)		315,132,276
Fixed-Income Central Funds - 12.4%

High Yield Fixed-Income Funds - 1.2%
Fidelity High Income Central Fund 1 (g)	56,321	5,653,472
Investment Grade Fixed-Income Funds - 11.2%
Fidelity Tactical Income Central Fund (g)	551,601	54,332,699
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $58,488,332)		59,986,171
Common Stocks - 12.0%

Argentina - 0.5%
Cresud S.A.C.I.F. y A. sponsored ADR	64,800	1,134,000
Inversiones y Representaciones SA sponsored GDR (a)	66,200	1,119,442
Pampa Holding SA (a)	322,600	240,982
TOTAL ARGENTINA		2,494,424
Austria - 0.3%
Flughafen Wien AG	13,000	1,276,897
Canada - 1.7%
Abitibi-Consolidated, Inc.	581,200	1,490,384
Aquiline Resources, Inc. (a)	41,400	262,034
Aquiline Resources, Inc. (a)(f)	42,500	242,097
Canadian Natural Resources Ltd.	42,600	2,270,660
Catalyst Paper Corp. (a)	221,000	672,856
NuVista Energy Ltd. (a)	45,500	507,290
ProEx Energy Ltd. (a)	49,400	544,417
Saskatchewan Wheat Pool, Inc. (a)	91,800	698,341
Suncor Energy, Inc.	18,300	1,440,615
TOTAL CANADA		8,128,694
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.4%
GlobalSantaFe Corp.	30,800	$ 1,810,424
Czech Republic - 0.3%
Philip Morris CR AS	3,000	1,560,985
France - 1.3%
Compagnie Generale de Geophysique SA (a)(d)	4,500	975,496
Icade SA	19,000	1,200,260
Neopost SA	4,200	527,592
Pernod Ricard SA	6,400	1,470,175
Renault SA	18,200	2,186,515
TOTAL FRANCE		6,360,038
Germany - 1.0%
E.ON AG	11,300	1,531,941
KarstadtQuelle AG (a)	46,000	1,333,613
Lanxess AG (a)	35,700	2,002,131
TOTAL GERMANY		4,867,685
Italy - 0.3%
Fiat Spa (a)	85,300	1,629,286
Japan - 0.3%
Nintendo Co. Ltd.	6,400	1,661,151
Luxembourg - 0.4%
SES Global SA FDR unit	124,708	2,173,241
Netherlands - 1.3%
CNH Global NV	44,300	1,209,390
Koninklijke Philips Electronics NV	49,300	1,852,694
Nutreco Holding NV	21,600	1,408,421
Reed Elsevier NV	95,600	1,630,648
TOTAL NETHERLANDS		6,101,153
Philippines - 0.1%
DMCI Holdings, Inc.	1,889,000	234,922
Semirara Mining Corp.	801,000	298,028
TOTAL PHILIPPINES		532,950
South Africa - 0.3%
Gold Fields Ltd. sponsored ADR	66,300	1,251,744
Sweden - 0.1%
Atlas Copco AB (A Shares)	20,700	695,473
Switzerland - 0.7%
Actelion Ltd. (Reg.) (a)	7,873	1,730,968
Common Stocks - continued
	Shares	Value
Switzerland - continued
Bucher Holding AG	4,440	$ 481,900
Syngenta AG sponsored ADR	35,200	1,307,328
TOTAL SWITZERLAND		3,520,196
United Kingdom - 1.1%
Benfield Group PLC	233,200	1,632,824
Pearson PLC	111,000	1,677,234
Tesco PLC	236,000	1,869,671
TOTAL UNITED KINGDOM		5,179,729
United States of America - 1.9%
Deere & Co.	23,600	2,243,652
Monsanto Co.	28,900	1,518,117
Newmont Mining Corp.	36,900	1,666,035
NTL, Inc.	63,100	1,592,644
Synthes, Inc.	16,970	2,022,840
TOTAL UNITED STATES OF AMERICA		9,043,288
TOTAL COMMON STOCKS (Cost $52,059,284)		58,287,358
Money Market Central Funds - 10.5%

Fidelity Cash Central Fund, 5.37% (b)	49,931,121	49,931,121
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	1,017,900	1,017,900
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $50,949,021)		50,949,021
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.01% 1/11/07 to 3/8/07 (e) (Cost $1,736,047)	$ 1,750,000	1,736,820
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $446,192,265)	486,091,646
NET OTHER ASSETS - (0.3)%	(1,241,872)
NET ASSETS - 100%	$ 484,849,774
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
99 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	$ 5,433,191	$ 110,082
37 FTSE 100 Index Contracts (United Kingdom)	March 2007	4,504,508	30,468
44 S&P 500 Index Contracts	March 2007	15,712,400	16,830
34 TOPIX 150 Index Contracts (Japan)	March 2007	4,805,124	222,940
TOTAL EQUITY INDEX CONTRACTS		$ 30,455,223	$ 380,320

The face value of futures purchased as a percentage of net assets - 6.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,736,820.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,097 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aquiline Resources, Inc.	10/31/06	$ 176,034

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 594,388
Fidelity Consumer Discretionary Central Fund	217,653
Fidelity Consumer Staples Central Fund	127,572
Fidelity Energy Central Fund	79,786
Fidelity Financials Central Fund	356,910
Fidelity Health Care Central Fund	147,686
Fidelity High Income Central Fund 1	115,142
Fidelity Industrials Central Fund	159,022
Fidelity Information Technology Central Fund	51,063
Fidelity Materials Central Fund	82,896
Fidelity Securities Lending Cash Central Fund	22,281
Fidelity Tactical Income Central Fund	700,868
Fidelity Telecom Services Central Fund	52,658
Fidelity Utilities Central Fund	75,907
Total	$ 2,783,832
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ -	$ -	$ 36,017,149	4.4%
Fidelity Consumer Staples Central Fund	24,708,836	-	-	25,727,051	4.4%
Fidelity Energy Central Fund	26,731,211	-	-	29,259,616	4.4%
Fidelity Financials Central Fund	66,434,548	-	-	70,575,936	4.4%
Fidelity Health Care Central Fund	37,325,790	-	-	37,983,343	4.4%
Fidelity High Income Central Fund 1	5,533,509	-	-	5,653,472	0.9%
Fidelity Industrials Central Fund	32,608,742	-	-	34,770,834	4.4%
Fidelity Information Technology Central Fund	45,709,007	-	-	48,324,991	4.4%
Fidelity Materials Central Fund	9,167,019	-	-	10,238,489	4.4%
Fidelity Tactical Income Central Fund	54,338,215	-	-	54,332,699	1.1%
Fidelity Telecom Services Central Fund	9,456,209	-	-	10,414,748	4.4%
Fidelity Utilities Central Fund	10,866,470	-	-	11,820,119	4.4%
Total	$ 357,012,364	$ -	$ -	$ 375,118,447
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $446,241,605. Net unrealized appreciation aggregated $39,850,041, of which $40,206,822 related to appreciated investment securities and $356,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.100

AAGG-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 65.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (g)	298,155	$ 36,017,149
Fidelity Consumer Staples Central Fund (g)	236,245	25,727,051
Fidelity Energy Central Fund (g)	275,126	29,259,616
Fidelity Financials Central Fund (g)	615,363	70,575,936
Fidelity Health Care Central Fund (g)	351,633	37,983,343
Fidelity Industrials Central Fund (g)	305,812	34,770,834
Fidelity Information Technology Central Fund (g)	392,790	48,324,991
Fidelity Materials Central Fund (g)	88,187	10,238,489
Fidelity Telecom Services Central Fund (g)	82,278	10,414,748
Fidelity Utilities Central Fund (g)	106,911	11,820,119
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $282,959,581)		315,132,276
Fixed-Income Central Funds - 12.4%

High Yield Fixed-Income Funds - 1.2%
Fidelity High Income Central Fund 1 (g)	56,321	5,653,472
Investment Grade Fixed-Income Funds - 11.2%
Fidelity Tactical Income Central Fund (g)	551,601	54,332,699
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $58,488,332)		59,986,171
Common Stocks - 12.0%

Argentina - 0.5%
Cresud S.A.C.I.F. y A. sponsored ADR	64,800	1,134,000
Inversiones y Representaciones SA sponsored GDR (a)	66,200	1,119,442
Pampa Holding SA (a)	322,600	240,982
TOTAL ARGENTINA		2,494,424
Austria - 0.3%
Flughafen Wien AG	13,000	1,276,897
Canada - 1.7%
Abitibi-Consolidated, Inc.	581,200	1,490,384
Aquiline Resources, Inc. (a)	41,400	262,034
Aquiline Resources, Inc. (a)(f)	42,500	242,097
Canadian Natural Resources Ltd.	42,600	2,270,660
Catalyst Paper Corp. (a)	221,000	672,856
NuVista Energy Ltd. (a)	45,500	507,290
ProEx Energy Ltd. (a)	49,400	544,417
Saskatchewan Wheat Pool, Inc. (a)	91,800	698,341
Suncor Energy, Inc.	18,300	1,440,615
TOTAL CANADA		8,128,694
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.4%
GlobalSantaFe Corp.	30,800	$ 1,810,424
Czech Republic - 0.3%
Philip Morris CR AS	3,000	1,560,985
France - 1.3%
Compagnie Generale de Geophysique SA (a)(d)	4,500	975,496
Icade SA	19,000	1,200,260
Neopost SA	4,200	527,592
Pernod Ricard SA	6,400	1,470,175
Renault SA	18,200	2,186,515
TOTAL FRANCE		6,360,038
Germany - 1.0%
E.ON AG	11,300	1,531,941
KarstadtQuelle AG (a)	46,000	1,333,613
Lanxess AG (a)	35,700	2,002,131
TOTAL GERMANY		4,867,685
Italy - 0.3%
Fiat Spa (a)	85,300	1,629,286
Japan - 0.3%
Nintendo Co. Ltd.	6,400	1,661,151
Luxembourg - 0.4%
SES Global SA FDR unit	124,708	2,173,241
Netherlands - 1.3%
CNH Global NV	44,300	1,209,390
Koninklijke Philips Electronics NV	49,300	1,852,694
Nutreco Holding NV	21,600	1,408,421
Reed Elsevier NV	95,600	1,630,648
TOTAL NETHERLANDS		6,101,153
Philippines - 0.1%
DMCI Holdings, Inc.	1,889,000	234,922
Semirara Mining Corp.	801,000	298,028
TOTAL PHILIPPINES		532,950
South Africa - 0.3%
Gold Fields Ltd. sponsored ADR	66,300	1,251,744
Sweden - 0.1%
Atlas Copco AB (A Shares)	20,700	695,473
Switzerland - 0.7%
Actelion Ltd. (Reg.) (a)	7,873	1,730,968
Common Stocks - continued
	Shares	Value
Switzerland - continued
Bucher Holding AG	4,440	$ 481,900
Syngenta AG sponsored ADR	35,200	1,307,328
TOTAL SWITZERLAND		3,520,196
United Kingdom - 1.1%
Benfield Group PLC	233,200	1,632,824
Pearson PLC	111,000	1,677,234
Tesco PLC	236,000	1,869,671
TOTAL UNITED KINGDOM		5,179,729
United States of America - 1.9%
Deere & Co.	23,600	2,243,652
Monsanto Co.	28,900	1,518,117
Newmont Mining Corp.	36,900	1,666,035
NTL, Inc.	63,100	1,592,644
Synthes, Inc.	16,970	2,022,840
TOTAL UNITED STATES OF AMERICA		9,043,288
TOTAL COMMON STOCKS (Cost $52,059,284)		58,287,358
Money Market Central Funds - 10.5%

Fidelity Cash Central Fund, 5.37% (b)	49,931,121	49,931,121
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	1,017,900	1,017,900
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $50,949,021)		50,949,021
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.01% 1/11/07 to 3/8/07 (e) (Cost $1,736,047)	$ 1,750,000	1,736,820
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $446,192,265)	486,091,646
NET OTHER ASSETS - (0.3)%	(1,241,872)
NET ASSETS - 100%	$ 484,849,774
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
99 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	$ 5,433,191	$ 110,082
37 FTSE 100 Index Contracts (United Kingdom)	March 2007	4,504,508	30,468
44 S&P 500 Index Contracts	March 2007	15,712,400	16,830
34 TOPIX 150 Index Contracts (Japan)	March 2007	4,805,124	222,940
TOTAL EQUITY INDEX CONTRACTS		$ 30,455,223	$ 380,320

The face value of futures purchased as a percentage of net assets - 6.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,736,820.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,097 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aquiline Resources, Inc.	10/31/06	$ 176,034

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 594,388
Fidelity Consumer Discretionary Central Fund	217,653
Fidelity Consumer Staples Central Fund	127,572
Fidelity Energy Central Fund	79,786
Fidelity Financials Central Fund	356,910
Fidelity Health Care Central Fund	147,686
Fidelity High Income Central Fund 1	115,142
Fidelity Industrials Central Fund	159,022
Fidelity Information Technology Central Fund	51,063
Fidelity Materials Central Fund	82,896
Fidelity Securities Lending Cash Central Fund	22,281
Fidelity Tactical Income Central Fund	700,868
Fidelity Telecom Services Central Fund	52,658
Fidelity Utilities Central Fund	75,907
Total	$ 2,783,832
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ -	$ -	$ 36,017,149	4.4%
Fidelity Consumer Staples Central Fund	24,708,836	-	-	25,727,051	4.4%
Fidelity Energy Central Fund	26,731,211	-	-	29,259,616	4.4%
Fidelity Financials Central Fund	66,434,548	-	-	70,575,936	4.4%
Fidelity Health Care Central Fund	37,325,790	-	-	37,983,343	4.4%
Fidelity High Income Central Fund 1	5,533,509	-	-	5,653,472	0.9%
Fidelity Industrials Central Fund	32,608,742	-	-	34,770,834	4.4%
Fidelity Information Technology Central Fund	45,709,007	-	-	48,324,991	4.4%
Fidelity Materials Central Fund	9,167,019	-	-	10,238,489	4.4%
Fidelity Tactical Income Central Fund	54,338,215	-	-	54,332,699	1.1%
Fidelity Telecom Services Central Fund	9,456,209	-	-	10,414,748	4.4%
Fidelity Utilities Central Fund	10,866,470	-	-	11,820,119	4.4%
Total	$ 357,012,364	$ -	$ -	$ 375,118,447
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $446,241,605. Net unrealized appreciation aggregated $39,850,041, of which $40,206,822 related to appreciated investment securities and $356,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2006

1.811343.102

FAA-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 46.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (f)	4,036,911	$ 487,659
Fidelity Consumer Staples Central Fund (f)	3,198,657	348,334
Fidelity Energy Central Fund (f)	3,725,099	396,164
Fidelity Financials Central Fund (f)	8,331,769	955,571
Fidelity Health Care Central Fund (f)	4,760,979	514,281
Fidelity Industrials Central Fund (f)	4,140,572	470,783
Fidelity Information Technology Central Fund (f)	5,318,239	654,303
Fidelity Materials Central Fund (f)	1,194,023	138,626
Fidelity Telecom Services Central Fund (f)	1,114,012	141,012
Fidelity Utilities Central Fund (f)	1,447,545	160,041
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,668,695)		4,266,774
Fixed-Income Central Funds - 43.6%

High Yield Fixed-Income Funds - 6.7%
Fidelity Floating Rate Central Fund (f)	2,784,522	280,123
Fidelity High Income Central Fund 1 (f)	3,337,061	334,974
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		615,097
Investment Grade Fixed-Income Funds - 36.9%
Fidelity Tactical Income Central Fund (f)	34,344,660	3,382,947
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,947,961)		3,998,044
Common Stocks - 4.1%

Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	390,900	6,841
Inversiones y Representaciones SA sponsored GDR (a)	413,200	6,987
Pampa Holding SA (a)	2,441,300	1,824
TOTAL ARGENTINA		15,652
Austria - 0.1%
Flughafen Wien AG	82,700	8,123
Canada - 0.5%
Abitibi-Consolidated, Inc.	3,508,900	8,998
Aquiline Resources, Inc. (a)	495,100	3,134
Canadian Natural Resources Ltd.	257,400	13,720
Catalyst Paper Corp. (a)	1,339,200	4,077
NuVista Energy Ltd. (a)	277,400	3,093
ProEx Energy Ltd. (a)	313,400	3,454
Saskatchewan Wheat Pool, Inc. (a)	569,300	4,331
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	116,700	$ 9,187
TOTAL CANADA		49,994
Cayman Islands - 0.1%
GlobalSantaFe Corp.	186,900	10,986
Czech Republic - 0.1%
Philip Morris CR AS	18,500	9,626
France - 0.5%
Compagnie Generale de Geophysique SA (a)(d)	28,500	6,178
Icade SA	206,138	13,022
Neopost SA	27,213	3,418
Pernod Ricard SA	40,900	9,395
Renault SA	110,700	13,299
TOTAL FRANCE		45,312
Germany - 0.3%
E.ON AG	72,100	9,775
KarstadtQuelle AG (a)	293,400	8,506
Lanxess AG (a)	226,500	12,703
TOTAL GERMANY		30,984
Italy - 0.1%
Fiat Spa (a)	543,600	10,383
Japan - 0.1%
Nintendo Co. Ltd.	41,000	10,642
Luxembourg - 0.2%
SES Global SA FDR unit	794,978	13,854
Netherlands - 0.4%
CNH Global NV	267,500	7,303
Koninklijke Philips Electronics NV	308,500	11,593
Nutreco Holding NV	137,400	8,959
Reed Elsevier NV	609,400	10,395
TOTAL NETHERLANDS		38,250
Philippines - 0.0%
DMCI Holdings, Inc.	12,416,000	1,544
Semirara Mining Corp.	4,992,700	1,858
TOTAL PHILIPPINES		3,402
South Africa - 0.1%
Gold Fields Ltd. sponsored ADR	422,600	7,979
Sweden - 0.1%
Atlas Copco AB (A Shares)	131,700	4,425
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.3%
Actelion Ltd. (Reg.) (a)	51,741	$ 11,376
Bucher Holding AG	35,235	3,824
Syngenta AG (Switzerland)	44,645	8,291
TOTAL SWITZERLAND		23,491
United Kingdom - 0.4%
Benfield Group PLC	1,486,500	10,408
Pearson PLC	707,900	10,697
Tesco PLC	1,475,500	11,689
TOTAL UNITED KINGDOM		32,794
United States of America - 0.6%
Deere & Co.	147,500	14,023
Monsanto Co.	184,300	9,681
Newmont Mining Corp.	235,000	10,610
NTL, Inc.	402,150	10,150
Synthes, Inc.	108,181	12,895
TOTAL UNITED STATES OF AMERICA		57,359
TOTAL COMMON STOCKS (Cost $322,660)		373,256
Money Market Central Funds - 6.0%

Fidelity Cash Central Fund, 5.37% (b)	124,537,299	124,537
Fidelity Money Market Central Fund, 5.4% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	2,890,836	2,891
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $552,441)		552,441
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.92% 3/8/07 (e) (Cost $5,153)	$ 5,200	5,155
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,496,910)	9,195,670
NET OTHER ASSETS - (0.4)%	(32,705)
NET ASSETS - 100%	$ 9,162,965
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
676 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	$ 37,099	$ 752
243 FTSE 100 Index Contracts (United Kingdom)	March 2007	29,584	200
221 TOPIX 150 Index Contracts (Japan)	March 2007	31,233	1,453
TOTAL EQUITY INDEX CONTRACTS		$ 97,916	$ 2,405
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,155,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,163
Fidelity Consumer Discretionary Central Fund	2,954
Fidelity Consumer Staples Central Fund	1,738
Fidelity Energy Central Fund	1,088
Fidelity Financials Central Fund	4,872
Fidelity Floating Rate Central Fund	5,270
Fidelity Health Care Central Fund	2,009
Fidelity High Income Central Fund 1	6,822
Fidelity Industrials Central Fund	2,163
Fidelity Information Technology Central Fund	695
Fidelity Materials Central Fund	1,138
Fidelity Money Market Central Fund	5,765
Fidelity Securities Lending Cash Central Fund	55
Fidelity Tactical Income Central Fund	43,531
Fidelity Telecom Services Central Fund	734
Fidelity Utilities Central Fund	1,029
Total	$ 83,026

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 16,368	$ 487,659	60.0%
Fidelity Consumer Staples Central Fund	345,846	-	11,300	348,334	60.0%
Fidelity Energy Central Fund	374,154	-	12,612	396,164	60.0%
Fidelity Financials Central Fund	929,877	-	30,894	955,571	60.0%
Fidelity Floating Rate Central Fund	279,343	-	-	280,123	15.5%
Fidelity Health Care Central Fund	522,446	-	17,136	514,281	60.0%
Fidelity High Income Central Fund 1	327,866	-	-	334,974	55.7%
Affiliated Central Funds - continued
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Industrials Central Fund	$ 456,421	$ -	$ 15,264	$ 470,783	60.0%
Fidelity Information Technology Central Fund	639,785	-	20,990	654,303	60.0%
Fidelity Materials Central Fund	128,311	-	4,482	138,626	60.0%
Fidelity Tactical Income Central Fund	3,312,935	69,893	-	3,382,947	65.8%
Fidelity Telecom Services Central Fund	132,358	-	4,515	141,012	60.0%
Fidelity Utilities Central Fund	152,097	-	5,214	160,041	60.0%
Total	$ 8,079,193	$ 69,893	$ 138,775	$ 8,264,818
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,497,717,000. Net unrealized appreciation aggregated $697,953,000, of which $699,970,000 related to appreciated investment securities and $2,017,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.100

AFAA-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 46.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (f)	4,036,911	$ 487,659
Fidelity Consumer Staples Central Fund (f)	3,198,657	348,334
Fidelity Energy Central Fund (f)	3,725,099	396,164
Fidelity Financials Central Fund (f)	8,331,769	955,571
Fidelity Health Care Central Fund (f)	4,760,979	514,281
Fidelity Industrials Central Fund (f)	4,140,572	470,783
Fidelity Information Technology Central Fund (f)	5,318,239	654,303
Fidelity Materials Central Fund (f)	1,194,023	138,626
Fidelity Telecom Services Central Fund (f)	1,114,012	141,012
Fidelity Utilities Central Fund (f)	1,447,545	160,041
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,668,695)		4,266,774
Fixed-Income Central Funds - 43.6%

High Yield Fixed-Income Funds - 6.7%
Fidelity Floating Rate Central Fund (f)	2,784,522	280,123
Fidelity High Income Central Fund 1 (f)	3,337,061	334,974
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		615,097
Investment Grade Fixed-Income Funds - 36.9%
Fidelity Tactical Income Central Fund (f)	34,344,660	3,382,947
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,947,961)		3,998,044
Common Stocks - 4.1%

Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	390,900	6,841
Inversiones y Representaciones SA sponsored GDR (a)	413,200	6,987
Pampa Holding SA (a)	2,441,300	1,824
TOTAL ARGENTINA		15,652
Austria - 0.1%
Flughafen Wien AG	82,700	8,123
Canada - 0.5%
Abitibi-Consolidated, Inc.	3,508,900	8,998
Aquiline Resources, Inc. (a)	495,100	3,134
Canadian Natural Resources Ltd.	257,400	13,720
Catalyst Paper Corp. (a)	1,339,200	4,077
NuVista Energy Ltd. (a)	277,400	3,093
ProEx Energy Ltd. (a)	313,400	3,454
Saskatchewan Wheat Pool, Inc. (a)	569,300	4,331
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	116,700	$ 9,187
TOTAL CANADA		49,994
Cayman Islands - 0.1%
GlobalSantaFe Corp.	186,900	10,986
Czech Republic - 0.1%
Philip Morris CR AS	18,500	9,626
France - 0.5%
Compagnie Generale de Geophysique SA (a)(d)	28,500	6,178
Icade SA	206,138	13,022
Neopost SA	27,213	3,418
Pernod Ricard SA	40,900	9,395
Renault SA	110,700	13,299
TOTAL FRANCE		45,312
Germany - 0.3%
E.ON AG	72,100	9,775
KarstadtQuelle AG (a)	293,400	8,506
Lanxess AG (a)	226,500	12,703
TOTAL GERMANY		30,984
Italy - 0.1%
Fiat Spa (a)	543,600	10,383
Japan - 0.1%
Nintendo Co. Ltd.	41,000	10,642
Luxembourg - 0.2%
SES Global SA FDR unit	794,978	13,854
Netherlands - 0.4%
CNH Global NV	267,500	7,303
Koninklijke Philips Electronics NV	308,500	11,593
Nutreco Holding NV	137,400	8,959
Reed Elsevier NV	609,400	10,395
TOTAL NETHERLANDS		38,250
Philippines - 0.0%
DMCI Holdings, Inc.	12,416,000	1,544
Semirara Mining Corp.	4,992,700	1,858
TOTAL PHILIPPINES		3,402
South Africa - 0.1%
Gold Fields Ltd. sponsored ADR	422,600	7,979
Sweden - 0.1%
Atlas Copco AB (A Shares)	131,700	4,425
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.3%
Actelion Ltd. (Reg.) (a)	51,741	$ 11,376
Bucher Holding AG	35,235	3,824
Syngenta AG (Switzerland)	44,645	8,291
TOTAL SWITZERLAND		23,491
United Kingdom - 0.4%
Benfield Group PLC	1,486,500	10,408
Pearson PLC	707,900	10,697
Tesco PLC	1,475,500	11,689
TOTAL UNITED KINGDOM		32,794
United States of America - 0.6%
Deere & Co.	147,500	14,023
Monsanto Co.	184,300	9,681
Newmont Mining Corp.	235,000	10,610
NTL, Inc.	402,150	10,150
Synthes, Inc.	108,181	12,895
TOTAL UNITED STATES OF AMERICA		57,359
TOTAL COMMON STOCKS (Cost $322,660)		373,256
Money Market Central Funds - 6.0%

Fidelity Cash Central Fund, 5.37% (b)	124,537,299	124,537
Fidelity Money Market Central Fund, 5.4% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	2,890,836	2,891
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $552,441)		552,441
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.92% 3/8/07 (e) (Cost $5,153)	$ 5,200	5,155
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,496,910)	9,195,670
NET OTHER ASSETS - (0.4)%	(32,705)
NET ASSETS - 100%	$ 9,162,965
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
676 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	$ 37,099	$ 752
243 FTSE 100 Index Contracts (United Kingdom)	March 2007	29,584	200
221 TOPIX 150 Index Contracts (Japan)	March 2007	31,233	1,453
TOTAL EQUITY INDEX CONTRACTS		$ 97,916	$ 2,405
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,155,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,163
Fidelity Consumer Discretionary Central Fund	2,954
Fidelity Consumer Staples Central Fund	1,738
Fidelity Energy Central Fund	1,088
Fidelity Financials Central Fund	4,872
Fidelity Floating Rate Central Fund	5,270
Fidelity Health Care Central Fund	2,009
Fidelity High Income Central Fund 1	6,822
Fidelity Industrials Central Fund	2,163
Fidelity Information Technology Central Fund	695
Fidelity Materials Central Fund	1,138
Fidelity Money Market Central Fund	5,765
Fidelity Securities Lending Cash Central Fund	55
Fidelity Tactical Income Central Fund	43,531
Fidelity Telecom Services Central Fund	734
Fidelity Utilities Central Fund	1,029
Total	$ 83,026

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 16,368	$ 487,659	60.0%
Fidelity Consumer Staples Central Fund	345,846	-	11,300	348,334	60.0%
Fidelity Energy Central Fund	374,154	-	12,612	396,164	60.0%
Fidelity Financials Central Fund	929,877	-	30,894	955,571	60.0%
Fidelity Floating Rate Central Fund	279,343	-	-	280,123	15.5%
Fidelity Health Care Central Fund	522,446	-	17,136	514,281	60.0%
Fidelity High Income Central Fund 1	327,866	-	-	334,974	55.7%
Affiliated Central Funds - continued
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Industrials Central Fund	$ 456,421	$ -	$ 15,264	$ 470,783	60.0%
Fidelity Information Technology Central Fund	639,785	-	20,990	654,303	60.0%
Fidelity Materials Central Fund	128,311	-	4,482	138,626	60.0%
Fidelity Tactical Income Central Fund	3,312,935	69,893	-	3,382,947	65.8%
Fidelity Telecom Services Central Fund	132,358	-	4,515	141,012	60.0%
Fidelity Utilities Central Fund	152,097	-	5,214	160,041	60.0%
Total	$ 8,079,193	$ 69,893	$ 138,775	$ 8,264,818
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,497,717,000. Net unrealized appreciation aggregated $697,953,000, of which $699,970,000 related to appreciated investment securities and $2,017,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2006

1.811339.102

AMG-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 61.5%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (f)	1,843,958	$ 222,750
Fidelity Consumer Staples Central Fund (f)	1,461,065	159,110
Fidelity Energy Central Fund (f)	1,701,531	180,958
Fidelity Financials Central Fund (f)	3,805,740	436,480
Fidelity Health Care Central Fund (f)	2,174,695	234,910
Fidelity Industrials Central Fund (f)	1,891,308	215,042
Fidelity Information Technology Central Fund (f)	2,429,236	298,869
Fidelity Materials Central Fund (f)	545,399	63,321
Fidelity Telecom Services Central Fund (f)	508,853	64,411
Fidelity Utilities Central Fund (f)	661,202	73,102
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $1,782,507)		1,948,953
Fixed-Income Central Funds - 27.1%

High Yield Fixed-Income Funds - 4.8%
Fidelity Floating Rate Central Fund (f)	900,452	90,585
Fidelity High Income Central Fund 1 (f)	626,047	62,843
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		153,428
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (f)	7,174,568	706,695
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $844,297)		860,123
Common Stocks - 4.8%

Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	163,300	2,858
Inversiones y Representaciones SA sponsored GDR (a)	176,100	2,978
Pampa Holding SA (a)	1,016,400	759
TOTAL ARGENTINA		6,595
Austria - 0.1%
Flughafen Wien AG	33,900	3,330
Canada - 0.7%
Abitibi-Consolidated, Inc.	1,465,600	3,758
Aquiline Resources, Inc. (a)	206,300	1,306
Canadian Natural Resources Ltd.	107,500	5,730
Catalyst Paper Corp. (a)	557,500	1,697
NuVista Energy Ltd. (a)	119,700	1,335
ProEx Energy Ltd. (a)	129,900	1,432
Saskatchewan Wheat Pool, Inc. (a)	236,600	1,800
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	47,800	$ 3,763
TOTAL CANADA		20,821
Cayman Islands - 0.2%
GlobalSantaFe Corp.	78,100	4,591
Czech Republic - 0.1%
Philip Morris CR AS	7,800	4,059
France - 0.6%
Compagnie Generale de Geophysique SA (a)(d)	11,643	2,524
Icade SA	78,300	4,946
Neopost SA	11,100	1,394
Pernod Ricard SA	16,800	3,859
Renault SA	46,200	5,550
TOTAL FRANCE		18,273
Germany - 0.4%
E.ON AG	29,600	4,013
KarstadtQuelle AG (a)	120,300	3,488
Lanxess AG (a)	93,900	5,266
TOTAL GERMANY		12,767
Italy - 0.1%
Fiat Spa (a)	222,900	4,258
Japan - 0.1%
Nintendo Co. Ltd.	16,800	4,361
Luxembourg - 0.2%
SES Global SA FDR unit	326,028	5,682
Netherlands - 0.5%
CNH Global NV	111,700	3,049
Koninklijke Philips Electronics NV	128,300	4,822
Nutreco Holding NV	56,300	3,671
Reed Elsevier NV	249,900	4,263
TOTAL NETHERLANDS		15,805
Philippines - 0.0%
DMCI Holdings, Inc.	5,022,700	625
Semirara Mining Corp.	2,078,500	773
TOTAL PHILIPPINES		1,398
South Africa - 0.1%
Gold Fields Ltd. sponsored ADR	173,300	3,272
Sweden - 0.1%
Atlas Copco AB (A Shares)	54,000	1,814
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.3%
Actelion Ltd. (Reg.) (a)	20,932	$ 4,602
Bucher Holding AG	14,680	1,593
Syngenta AG sponsored ADR	92,000	3,417
TOTAL SWITZERLAND		9,612
United Kingdom - 0.4%
Benfield Group PLC	609,600	4,268
Pearson PLC	290,300	4,386
Tesco PLC	613,800	4,863
TOTAL UNITED KINGDOM		13,517
United States of America - 0.7%
Deere & Co.	61,300	5,828
Monsanto Co.	75,600	3,971
Newmont Mining Corp.	96,400	4,352
NTL, Inc.	164,950	4,163
Synthes, Inc.	44,366	5,288
TOTAL UNITED STATES OF AMERICA		23,602
TOTAL COMMON STOCKS (Cost $136,469)		153,757
Money Market Central Funds - 6.5%

Fidelity Cash Central Fund, 5.37% (b)	194,226,852	194,227
Fidelity Money Market Central Fund, 5.4% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	2,605,372	2,605
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $204,888)		204,888
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.92% 3/8/07 (e) (Cost $9,018)	$ 9,100	9,022
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,977,179)	3,176,743
NET OTHER ASSETS - (0.2)%	(5,020)
NET ASSETS - 100%	$ 3,171,723
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,132 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	$ 62,125	$ 1,259
412 FTSE 100 Index Contracts (United Kingdom)	March 2007	50,158	339
376 TOPIX 150 Index Contracts (Japan)	March 2007	53,139	2,472
TOTAL EQUITY INDEX CONTRACTS		$ 165,422	$ 4,070
The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,022,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,216
Fidelity Consumer Discretionary Central Fund	1,346
Fidelity Consumer Staples Central Fund	789
Fidelity Energy Central Fund	494
Fidelity Financials Central Fund	2,209
Fidelity Floating Rate Central Fund	1,704
Fidelity Health Care Central Fund	914
Fidelity High Income Central Fund 1	1,280
Fidelity Industrials Central Fund	984
Fidelity Information Technology Central Fund	316
Fidelity Materials Central Fund	513
Fidelity Money Market Central Fund	109
Fidelity Securities Lending Cash Central Fund	48
Fidelity Tactical Income Central Fund	9,116
Fidelity Telecom Services Central Fund	327
Fidelity Utilities Central Fund	470
Total	$ 23,835
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 211,822	$ -	$ 761	$ 222,750	27.4%
Fidelity Consumer Staples Central Fund	153,338	-	526	159,110	27.4%
Fidelity Energy Central Fund	165,889	-	586	180,958	27.4%
Fidelity Financials Central Fund	412,280	-	1,437	436,480	27.4%
Fidelity Floating Rate Central Fund	90,333	-	-	90,585	5.0%
Fidelity Health Care Central Fund	231,638	-	797	234,910	27.4%
Fidelity High Income Central Fund 1	61,509	-	-	62,843	10.5%
Fidelity Industrials Central Fund	202,364	-	710	215,042	27.4%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 283,662	$ -	$ 976	$ 298,869	27.4%
Fidelity Materials Central Fund	56,889	-	208	63,321	27.4%
Fidelity Tactical Income Central Fund	706,767	-	-	706,695	13.7%
Fidelity Telecom Services Central Fund	58,683	-	210	64,411	27.4%
Fidelity Utilities Central Fund	67,436	-	242	73,102	27.4%
Total	$ 2,702,610	$ -	$ 6,453	$ 2,809,076
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,977,250,000. Net unrealized appreciation aggregated $199,493,000, of which $200,682,000 related to appreciated investment securities and $1,189,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007